Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 5,486,319	R$ 4,538,512
Current [member]
IfrsStatementLineItems [Line Items]
Total	3,917,182	3,291,399
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total	372,836	302,042
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total	123,183	118,333
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	149,653	107,759
Later Than Two Months And Not Greater Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 923,465	R$ 718,979